Loans and borrowings - Additional Information (Detail) $ in Thousands		12 Months Ended
	Sep. 18, 2023 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Jul. 14, 2023 shares	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 1,980,441	$ 1,670,807
Conversion ratio per $1,000 principal amount of Notes (in shares) | shares					0.0201603
Share settlement convertible notes				$ 349,495
Shares settlement convertible notes, not converted by holders	$ 349,000
Remeasurement of convertible notes				87,900
Net change in fair value of derivatives		$ (4,325)	4,469	$ (98,347)
Class A common stock
Disclosure of detailed information about borrowings [line items]
Share settlement convertible notes (in shares) | shares	(3,700,000)			(3,694,845)
Bottom of range
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		80.00%
Top of range
Disclosure of detailed information about borrowings [line items]
Support from Export-Import Bank for net purchase price of aircraft		85.00%
Export-Import Bank of United States
Disclosure of detailed information about borrowings [line items]
Outstanding indebtedness		$ 336,100	376,700
Senior Convertible Notes
Disclosure of detailed information about borrowings [line items]
Principal amount						$ 350,000
Effective interest rates of borrowings						4.50%
Number of trading days immediately before maturity date						40 days
Conversion price percentage						1.30
Percentage redemption price on convertible notes	1
Shares settlement convertible notes, not converted by holders	$ 1,000
Fair value of the embedded derivative at initial recognition				$ 98,300
Finance lease | Long term fixed rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		726,800	700,700
Finance lease | Long term variable rate debt
Disclosure of detailed information about borrowings [line items]
Debt including current maturities		$ 917,500	$ 593,400